General and Administration	12 Months Ended
Dec. 31, 2019
General and Administration [abstract]
General and Administration

25.   General and Administration

	Years ended December 31,
	2019	2018
General and administration	$22,315	$21,088
Workers' participation	1,477	1,400
	23,792	22,488
Share-based payments	6,013	3,701
	$29,805	$26,189